UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3445
                                                      --------

                                THE MERGER FUND
                                ---------------
               (Exact name of registrant as specified in charter)

                             100 SUMMIT LAKE DRIVE
                            VALHALLA, NEW YORK 10595
                            ------------------------
              (Address of principal executive offices) (Zip code)

                               FREDERICK W. GREEN
                                THE MERGER FUND
                             100 SUMMIT LAKE DRIVE
                            VALHALLA, NEW YORK 10595
                            ------------------------
                    (Name and address of agent for service)

                                 1-800-343-8959
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2004
                         ------------------

Date of reporting period:  MARCH 31, 2004
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                      THE
                                     MERGER
                                    FUND(R)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2004

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2004
(UNAUDITED)

  SHARES                                                             VALUE
  ------                                                             -----
COMMON STOCKS -- 80.37%*<F1>

               AIRLINES -- 0.71%*<F1>
    385,200    Atlantic Coast Airlines Holdings, Inc.**<F2>     $    2,800,404
    452,180    Koninklijke Luchtvaart Maatschappij NV(5)<F9>         9,357,717
     23,100    Koninklijke Luchtvaart Maatschappij
                 NV -- NYS(5)<F9>                                      479,787
                                                                --------------
                                                                    12,637,908
                                                                --------------

               BANKS -- 7.46%*<F1>
    550,910    Bank One Corporation(3)<F7>                          30,035,613
  1,926,000    FleetBoston Financial Corporation(1)<F5>             86,477,400
    834,400    Gold Banc Corporation, Inc.(1)<F5>                   13,600,720
     69,800    Provident Financial Group, Inc.                       2,803,168
                                                                --------------
                                                                   132,916,901
                                                                --------------

               BROKERAGE -- 0.56%*<F1>
    750,000    E*TRADE Financial Corporation**<F2>(3)<F7>           10,012,500
                                                                --------------

               CABLE TV -- 0.59%*<F1>
  1,540,000    Adelphia Communications
                 Corporation -- Class A**<F2>                        1,278,200
    850,000    Liberty Media Corporation --
                 Class A**<F2>(3)<F7>                                9,307,500
                                                                --------------
                                                                    10,585,700
                                                                --------------

               CHEMICALS -- 0.28%*<F1>
    328,500    Millennium Chemicals Inc.**<F2>                       4,907,790
                                                                --------------

               COMPUTER HARDWARE -- 0.00%*<F1>
     39,158    Hewlett-Packard Company
                 Contingent Value Rights(6)<F10>                            --
                                                                --------------

               COMPUTER SOFTWARE -- 2.05%*<F1>
  1,974,500    PeopleSoft, Inc.**<F2>(4)<F8>                        36,508,505
                                                                --------------

               E-COMMERCE -- 0.20%*<F1>
    432,400    FreeMarkets, Inc.**<F2>(3)<F7>                        3,558,652
                                                                --------------

               ELECTRIC UTILITIES -- 1.93%*<F1>
  1,394,900    Unisource Energy Corporation(4)<F8>                  34,272,693
                                                                --------------

               ELECTRONIC SECURITY SYSTEMS -- 2.92%*<F1>
  1,045,998    InVision Technologies, Inc.**<F2>(3)<F7>             51,954,721
                                                                --------------

               ENTERTAINMENT -- 3.52%*<F1>
  2,507,800    The Walt Disney Company(1)<F5>                       62,669,922
                                                                --------------

               FERTILIZERS -- 1.00%*<F1>
  1,250,000    IMC Global Inc.**<F2>(3)<F7>                         17,875,000
                                                                --------------

               FOOD & BEVERAGES -- 5.52%*<F1>
  1,131,019    DREYER'S GRAND ICE CREAM HOLDINGS, INC.(1)<F5>       89,497,533
    352,900    International Multifoods Corporation**<F2>            8,723,688
                                                                --------------
                                                                    98,221,221
                                                                --------------

               HOME IMPROVEMENT -- 0.65%*<F1>
    680,400    MAAX Inc.(5)<F9>                                     11,560,458
                                                                --------------

               INFORMATION TECHNOLOGY -- 2.64%*<F1>
  2,326,600    The Titan Corporation**<F2>(4)<F8>                   46,974,054
                                                                --------------

               INSURANCE -- 5.77%*<F1>
    998,368    AXA Convertible Rights**<F2>(5)<F9>                  19,483,080
    876,850    John Hancock Financial Services, Inc.(1)<F5>         38,309,576
     99,200    The MONY Group Inc.                                   3,118,848
  1,509,570    Travelers Property Casualty
                 Corp. -- Class A(2)<F6>                            25,889,126
    918,510    Travelers Property Casualty Corp. -- Class B         15,862,668
                                                                --------------
                                                                   102,663,298
                                                                --------------

               LODGING -- 2.01%*<F1>
  1,851,400    Extended Stay America, Inc.                          35,861,618
                                                                --------------

               LUXURY GOODS -- 0.92%*<F1>
     95,646    Gucci Group NV(5)<F9>                                 8,139,600
     96,000    Gucci Group NV -- NYS(3)<F7>(5)<F9>                   8,205,120
                                                                --------------
                                                                    16,344,720
                                                                --------------

               MANAGED CARE -- 3.89%*<F1>
    609,600    WellPoint Health Networks Inc.**<F2>(2)<F6>          69,323,712
                                                                --------------

               MEDICAL DEVICES -- 2.38%*<F1>
  1,573,200    Therasense, Inc.**<F2>(4)<F8>                        42,413,472
                                                                --------------

               METALS & MINING -- 0.49%*<F1>
    800,000    IAMGOLD Corporation(5)<F9>                            5,222,751
  1,000,000    Wheaton River Minerals Ltd.**<F2>(5)<F9>              3,408,788
                                                                --------------
                                                                     8,631,539
                                                                --------------

               MULTI-INDUSTRY -- 0.52%*<F1>
    151,869    Groupe Bruxelles Lambert S.A.(5)<F9>                  9,172,952
                                                                --------------

               NETWORKING PRODUCTS -- 3.03%*<F1>
  1,478,680    NetScreen Technologies, Inc.**<F2>(1)<F5>            53,868,312
                                                                --------------

               OFFICE PRODUCTS -- 0.03%*<F1>
     82,326    Dictaphone Corporation**<F2>(6)<F10>                    493,956
                                                                --------------

               PHARMACEUTICALS -- 8.48%*<F1>
     22,200    AMERSHAM PLC -- ADR(5)<F9>                            1,648,350
    688,400    Aventis S.A. -- ADR(3)<F7>(5)<F9>                    52,937,960
  1,776,947    ILEX Oncology, Inc.**<F2>(3)<F7>                     42,504,572
    250,000    Sanofi-Synthelabo SA(1)<F5>(5)<F9>                   16,335,150
  1,532,400    Tularik Inc.**<F2>(1)<F5>                            37,620,420
                                                                --------------
                                                                   151,046,452
                                                                --------------

               PUBLISHING -- 0.89%*<F1>
    800,000    Hollinger International Inc.(3)<F7>                  15,840,000
                                                                --------------

               SATELLITE COMMUNICATIONS -- 1.06%*<F1>
    770,000    PanAmSat Corporation**<F2>                           18,849,600
                                                                --------------

               SAVINGS & LOANS -- 0.71%*<F1>
    154,800    GreenPoint Financial Corp.(3)<F7>                     6,766,308
          1    Sovereign Bancorp, Inc.                                      21
    239,100    Staten Island Bancorp, Inc.                           5,948,808
                                                                --------------
                                                                    12,715,137
                                                                --------------

               SEMICONDUCTORS -- 2.38%*<F1>
  2,916,100    ChipPAC, Inc. -- Class A**<F2>(3)<F7>                23,066,351
  1,442,586    Monolithic System Technology, Inc.**<F2>(3)<F7>      19,316,227
                                                                --------------
                                                                    42,382,578
                                                                --------------

               SPECIALTY RENTALS -- 0.17%*<F1>
     96,129    McGrath Rentcorp                                      2,930,973
                                                                --------------

               TELECOMMUNICATIONS EQUIPMENT -- 0.47%*<F1>
    816,200    LGP Allgon Holding AB**<F2>(5)<F9>                    7,089,542
    200,251    Powerwave Technologies, Inc.**<F2>                    1,561,958
                                                                --------------
                                                                     8,651,500
                                                                --------------

               TELEPHONY -- 17.14%*<F1>
    773,979    Allstream Inc. -- Class B**<F2>(5)<F9>               43,498,394
  9,488,900    AT&T Wireless Services Inc.**<F2>(3)<F7>            129,143,929
  3,052,300    Citizens Communications Company**<F2>(3)<F7>         39,496,762
    148,600    Manitoba Telecom Services Inc.(5)<F9>                 5,512,079
  2,360,400    NextWave Telecom Inc. -- Class B**<F2>(1)<F5>        11,093,880
  3,696,600    Price Communications Corporation**<F2>               57,999,654
  1,108,300    Telus Corporation(5)<F9>                             18,544,076
                                                                --------------
                                                                   305,288,774
                                                                --------------
               TOTAL COMMON STOCKS (Cost $1,382,018,673)         1,431,134,618
                                                                --------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
PUT OPTIONS PURCHASED -- 0.19%*<F1>
               iShares Lehman 7-10 Year Treasury Bond Fund:
        350      Expiration June 19, 2004, Exercise Price $88.00        69,125
      3,075      Expiration June 19, 2004, Exercise Price $89.00       845,625
               Semiconductor HOLDRs Trust:
      1,000      Expiration May 22, 2004, Exercise Price $50.00      1,050,000
               Standard and Poor's 500 Index:
          500    Expiration December 18, 2004,
                   Exercise Price $1,005.00                          1,450,000
                                                                --------------
               TOTAL PUT OPTIONS (Cost $3,389,341)                   3,414,750
                                                                --------------

PRINCIPAL AMOUNT
----------------
CONVERTIBLE BONDS -- 1.22%*<F1>
               Adelphia Communications Corporation:
$13,450,000      6.00%, 2/15/2006D<F3>                               5,514,500
 24,333,000      3.25%, 5/01/2021D<F3>                               9,976,530
               Duane Reade Inc.
 11,000,000      2.15%, 4/16/2022                                     6,270,00
                                                                --------------
               TOTAL CONVERTIBLE BONDS (Cost $20,123,876)           21,761,030
                                                                --------------

CORPORATE BONDS -- 2.52%*<F1>
               Adelphia Communications Corporation
 13,695,000      9.25%, 10/01/2022D<F3>                             13,078,725
               Roadway Corporation
 27,195,000      8.25%, 12/01/2008                                  31,716,169
                                                                --------------
               TOTAL CORPORATE BONDS (Cost $39,642,924)             44,794,894
                                                                --------------

SHORT-TERM INVESTMENTS -- 10.58%*<F1>

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.65%*<F1>
               Federal Home Loan Bank:
 29,001,000      0.81%, 04/01/2004(1)<F5>                           29,001,000
 45,000,000      1.33%, 04/02/2004(1)<F5>                           44,998,333
 30,000,000      0.80%, 04/05/2004(1)<F5>                           29,997,333
 30,000,000      0.83%, 04/06/2004(1)<F5>                           29,996,542
 20,000,000      0.97%, 04/08/2004(1)<F5>                           19,996,222
                                                                --------------
                                                                   153,989,430
                                                                --------------

VARIABLE RATE DEMAND NOTES #<F4> -- 1.93%*<F1>
$ 5,704,016    American Family Financial Services, Inc., 0.69%       5,704,016
 24,563,766    U.S. Bank, 0.84%                                     24,563,766
  4,124,778    Wisconsin Corporate Central Credit Union, 0.76%       4,124,778
                                                                --------------
                                                                    34,392,560
                                                                --------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $188,381,990)    188,381,990
                                                                --------------
               TOTAL INVESTMENTS (Cost $1,633,556,804)          $1,689,487,282
                                                                --------------
                                                                --------------

  ADR - American Depositary Receipt
  NYS - New York Shares
   *<F1>   Calculated as a percentage of net assets.
  **<F2>   Non-income producing security.
 D<F3> -   Security in default.
   #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2004.
 (1)<F5> All or a portion of the shares have been committed as collateral for open short positions.
 (2)<F6> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
 (3)<F7> All or a portion of the shares have been committed as collateral for written option contracts.
 (4)<F8> All or a portion of the shares have been committed as collateral for equity swap contracts.
 (5)<F9>   Foreign security.
(6)<F10>   Fair-valued security.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2004
(UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
 2,553,000  Adelphia Communications Corporation -- Class A        $  2,118,990
    25,000  Air France                                                 448,856
   475,280  Air France Warrants, Exercise Price $20.00                 634,499
   609,600  Anthem, Inc.                                            55,254,144
   315,700  Ariba, Inc.                                                890,274
   998,368  Axa                                                     20,832,664
 1,069,420  Bank of America Corporation                             86,601,632
 2,229,950  General Electric Company                                68,058,074
   201,340  Genzyme Corporation                                      9,471,034
 1,250,000  IAMGOLD Corporation                                      8,160,548
   111,900  Independence Community Bank Corp.                        4,559,925
   726,300  J.P. Morgan Chase & Co.                                 30,468,285
 1,092,910  Juniper Networks, Inc.                                  28,426,589
   426,860  Lockheed Martin Corporation                             19,481,890
   252,500  Lyondell Chemical Company                                3,747,100
   992,503  Manitoba Telecom Services Inc.                          36,815,310
 1,039,100  Manulife Financial Corporation                          38,602,565
    79,300  National City Corporation                                2,821,494
   496,600  Powerwave Technologies, Inc.                             3,873,480
    79,489  Suez SA                                                  1,623,508
 1,108,300  Telus Corporation                                       19,648,765
 1,051,005  The St. Paul Companies, Inc.                            42,050,710
    25,762  Total SA                                                 4,729,842
   245,500  Verizon Communications Inc.                              8,970,570
                                                                  ------------
            TOTAL SECURITIES SOLD SHORT
              (Proceeds $478,648,209)                             $498,290,747
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2004
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                   VALUE
-----------------------------------                                   -----
CALL OPTIONS
          AT&T Wireless Services Inc.:
 10,248     Expiration April 17, 2004, Exercise Price $7.50        $ 6,261,528
 25,641     Expiration July 17, 2004, Exercise Price $10.00          9,487,170
          Aventis S.A. -- ADR:
    450     Expiration April 17, 2004, Exercise Price $70.00           315,000
  4,640     Expiration April 17, 2004, Exercise Price $75.00         1,136,800
  1,794     Expiration May 22, 2004, Exercise Price $75.00             596,505
          Bank One Corporation
      7     Expiration May 22, 2004, Exercise Price $45.00               6,790
          ChipPAC, Inc. -- Class A:
 15,400     Expiration April 17, 2004, Exercise Price $7.50            847,000
  2,800     Expiration May 22, 2004, Exercise Price $7.50              203,000
          Citizens Communications Company
 30,523     Expiration May 22, 2004, Exercise Price $12.50           2,441,840
          E*TRADE Financial Corporation
  7,500     Expiration April 17, 2004, Exercise Price $12.50           825,000
          FreeMarkets, Inc.
  2,921     Expiration April 17, 2004, Exercise Price $7.50            248,285
          GreenPoint Financial Corp.
  1,548     Expiration April 17, 2004, Exercise Price $40.00           580,500
          Gucci Group NV -- NYS
    750     Expiration April 17, 2004, Exercise Price $85.00            48,750
          Hollinger International Inc.:
  4,000     Expiration April 17, 2004, Exercise Price $17.50           940,000
  4,000     Expiration June 19, 2004, Exercise Price $17.50          1,040,000
          ILEX Oncology, Inc.
  4,377     Expiration May 22, 2004, Exercise Price $25.00              65,655
          IMC Global Inc.
 12,500     Expiration June 19, 2004, Exercise Price $10.00          5,375,000
          InVision Technologies, Inc.:
  5,985     Expiration April 17, 2004, Exercise Price $50.00           149,625
  4,473     Expiration July 17, 2004, Exercise Price $50.00            134,190
          Liberty Media Corporation -- Class A:
  5,000     Expiration April 16, 2004, Exercise Price $11.00           170,000
  3,500     Expiration April 17, 2004, Exercise Price $11.00            70,000
          Monolithic System Technology, Inc.
  1,201     Expiration April 17, 2004, Exercise Price $12.50           108,090
          The MONY Group Inc.
    992     Expiration April 17, 2004, Exercise Price $30.00           119,040
          NetScreen Technologies, Inc.
  7,000     Expiration June 19, 2004, Exercise Price $30.00          5,320,000
          PanAmSat Corporation:
  1,500     Expiration April 17, 2004, Exercise Price $22.50           318,750
  6,200     Expiration May 22, 2004, Exercise Price $22.50           1,550,000
          PeopleSoft, Inc.:
  5,800     Expiration April 17, 2004, Exercise Price $17.50           696,000
 13,945     Expiration April 17, 2004, Exercise Price $20.00           209,175
          Price Communications Corporation:
    500     Expiration May 22, 2004, Exercise Price $15.00              46,250
  5,100     Expiration August 21, 2004, Exercise Price $15.00          573,750
  5,426     Expiration August 21, 2004, Exercise Price $17.50          119,372
          The Titan Corporation:
    300     Expiration April 17, 2004, Exercise Price $17.50            88,500
  2,500     Expiration April 17, 2004, Exercise Price $22.50            12,500
          The Walt Disney Company:
 22,078     Expiration April 17, 2004, Exercise Price $25.00         1,103,900
  3,000     Expiration April 17, 2004, Exercise Price $27.50            30,000
                                                                   -----------
          TOTAL OPTIONS WRITTEN
            (Premiums received $36,661,580)                        $41,237,965
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004
(UNAUDITED)

ASSETS:
   Investments, at value (Cost $1,633,556,804)                                             $1,689,487,282
   Deposit at brokers for short sales                                                          49,884,449
   Receivable from brokers for proceeds on securities sold short                              482,322,383
   Receivable for investments sold                                                            104,997,648
   Receivable for fund shares issued                                                            7,281,708
   Receivable for written options                                                                 666,283
   Receivable for equity swap contracts                                                        93,280,152
   Dividends and interest receivable                                                            1,107,174
   Prepaid expenses                                                                               202,352
                                                                                           --------------
        Total Assets                                                                        2,429,229,431
                                                                                           --------------

LIABILITIES:
   Securities sold short, at value (Proceeds of $478,648,209)            $498,290,747
   Options written, at value (Premiums received $36,661,580)               41,237,965
     See accompanying schedule
   Payable to custodian                                                     1,401,387
   Payable for investment securities purchased                            102,910,363
   Payable for fund shares redeemed                                           790,403
   Payable for forward currency exchange contracts                          1,515,331
   Investment advisory fee payable                                          1,487,637
   Distribution fees payable                                                  556,429
   Accrued expenses and other payables                                        345,089
                                                                         ------------
        Total Liabilities                                                                     648,535,351
                                                                                           --------------
NET ASSETS                                                                                 $1,780,694,080
                                                                                           --------------
                                                                                           --------------

NET ASSETS Consist Of:
   Accumulated undistributed net investment loss                                           $  (14,574,109)
   Accumulated undistributed net realized loss on investments sold, foreign currencies, securities sold short, equity swaps,
     and option contracts expired or closed                                                   (47,006,192)
   Net unrealized appreciation (depreciation) on:
      Investments                                                        $ 55,930,478
      Short positions                                                     (19,642,538)
      Written options                                                      (4,576,385)
      Equity swap contracts                                                 9,105,881
      Foreign currency translation                                             23,398
      Forward currency exchange contracts                                  (1,282,563)
                                                                         ------------
      Net unrealized appreciation                                                              39,558,271
   Paid-in capital                                                                          1,802,716,110
                                                                                           --------------
        Total Net Assets                                                                   $1,780,694,080
                                                                                           --------------
                                                                                           --------------
NET ASSET VALUE, offering price and redemption price per share
  ($1,780,694,080/ 115,161,020 shares of beneficial interest outstanding)                          $15.46
                                                                                                   ------
                                                                                                   ------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004
(UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                                   $ 5,023,526
   Dividend income on long positions
     (net of foreign withholding taxes of $55,193)                                              5,212,961
                                                                                              -----------
        Total investment income                                                                10,236,487
                                                                                              -----------

EXPENSES:
   Investment advisory fee                                                $ 7,115,542
   Distribution fees                                                        1,549,850
   Transfer agent and shareholder servicing agent fees                        208,334
   Federal and state registration fees                                        107,580
   Professional fees                                                           95,728
   Trustees' fees and expenses                                                 16,570
   Custody fees                                                               157,335
   Administration fee                                                         312,227
   Reports to shareholders                                                    106,475
   Other                                                                       63,058
                                                                          -----------
        Total operating expenses before dividends on short positions                            9,732,699
   Dividends on short positions                                                                 2,912,359
                                                                                              -----------
        Total expenses                                                                         12,645,058
                                                                                              -----------
NET INVESTMENT LOSS                                                                            (2,408,571)
                                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Long transactions                                                    60,070,105
      Short transactions                                                   (7,296,712)
      Option contracts expired or closed                                   (6,275,840)
      Equity swap contracts                                                (1,541,033)
      Foreign currencies                                                   (4,654,128)
                                                                          -----------
      Net realized gain                                                                        40,302,392
   Change in unrealized appreciation / depreciation on:
      Investments                                                          31,548,223
      Short positions                                                     (15,599,217)
      Written options                                                      (6,624,049)
      Equity swap contracts                                                 9,774,028
      Foreign currency translation                                              8,006
      Forward currency exchange contracts                                   1,579,537
                                                                          -----------
      Net unrealized gain                                                                      20,686,528
                                                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                60,988,920
                                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $58,580,349
                                                                                              -----------
                                                                                              -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED            YEAR ENDED
                                                                         MARCH 31, 2004         SEPTEMBER 30, 2003
                                                                        ----------------        ------------------
                                                                          (UNAUDITED)
Net investment income (loss)                                            $   (2,408,571)          $    1,980,221
Net realized gain (loss) on investments sold, foreign
  currency translations, forward currency exchange
  contracts, securities sold short, equity swap contracts,
  and option contracts expired or closed                                    40,302,392              (37,321,867)
Change in unrealized appreciation / depreciation on
  investments, foreign currencies, forward currency
  exchange contracts, short positions, equity swap
  contracts and written options                                             20,686,528              134,156,405
                                                                        --------------           --------------
Net increase in net assets resulting from operations                        58,580,349               98,814,759
                                                                        --------------           --------------

Distributions to shareholders from:
     Net investment income                                                  (3,130,756)             (11,728,173)
     Net realized gains                                                             --                       --
                                                                        --------------           --------------
     Total dividends and distributions                                      (3,130,756)             (11,728,173)
                                                                        --------------           --------------
Net increase in net assets from capital
  share transactions (Note 4)                                              575,254,255              208,946,909
                                                                        --------------           --------------
Net increase in net assets                                                 630,703,848              296,033,495

NET ASSETS:
Beginning of period                                                      1,149,990,232              853,956,737
                                                                        --------------           --------------
End of period (including accumulated undistributed net
  investment loss of ($14,574,109) and ($10,681,814)
  respectively)                                                         $1,780,694,080           $1,149,990,232
                                                                        --------------           --------------
                                                                        --------------           --------------

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS
 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                             SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MARCH 31,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,
                                                2004           2003           2002           2001           2000           1999
                                             ---------      ---------      ---------      ---------      ---------      ---------
                                            (UNAUDITED)
Net Asset Value, beginning of period           $14.84         $13.46         $15.74         $16.90         $15.37         $13.90

Income from investment operations:
   Net investment income(1)<F11>                (0.03)(2)       0.05(7)        0.22(7)        0.31(7)        0.29(7)        0.08(2)
                                                     <F12>         <F17>          <F17>          <F17>          <F17>          <F12>
   Net realized and unrealized
     gain (loss) on investments                  0.69           1.53(7)       (1.44)(7)       0.32(7)        2.46(7)        2.71
                                                                   <F17>           <F17>         <F17>          <F17>
                                               ------         ------         ------         ------         ------         ------
   Total from investment operations              0.66           1.58          (1.22)          0.63           2.75           2.79

Less distributions:
   Dividends from net investment income         (0.04)         (0.20)         (0.21)         (0.14)         (0.07)         (0.22)
   Distributions from net realized gains           --             --          (0.85)         (1.65)         (1.15)         (1.10)
                                               ------         ------         ------         ------         ------         ------
   Total distributions                          (0.04)         (0.20)         (1.06)         (1.79)         (1.22)         (1.32)
                                               ------         ------         ------         ------         ------         ------
Net Asset Value, end of period                 $15.46         $14.84         $13.46         $15.74         $16.90         $15.37
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total Return                                     4.42%(4)      11.88%         (8.39)%         3.86%         19.08%         21.39%
                                                     <F14>

Supplemental Data and Ratios:
   Net assets, end  of period (000's)      $1,780,694     $1,149,990       $853,957       $982,893     $1,078,958       $575,449
   Ratio of operating expenses
     to average net assets                       1.77%(5)       1.86%(7)       1.60%(7)       1.99%(7)       1.89%(7)       2.45%
                                                     <F15>          <F17>          <F17>          <F17>          <F17>
   Ratio of interest expense and dividends
     on short positions to average net assets    0.41%(5)       0.49%(7)       0.22%(7)       0.65%(7)       0.55%(7)       1.07%
                                                     <F15>          <F17>          <F17>          <F17>          <F17>
   Ratio of operating expenses to average
     net assets excluding interest expense
     and dividends on short positions            1.36%(5)       1.37%          1.38%          1.34%          1.34%          1.38%
                                                     <F15>
   Ratio of net investment income
     to average net assets                      (0.34)%(5)      0.22%(7)       1.31%(7)       1.91%(7)       1.83%(7)       0.54%
                                                      <F15>         <F17>          <F17>          <F17>          <F17>
   Portfolio turnover rate(6)<F16>             128.33%        309.18%        258.37%        383.74%        419.24%        386.52%

(1)<F11> Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2004 and the years ended September 30, 2003, 2002, 2001, 2000 and 1999, was $0.01, $0.16,
          $0.27, $0.47, $0.38 and $0.23, respectively.
(2)<F12> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(3)<F13> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F14>  Not Annualized.
(5)<F15>  Annualized.
(6)<F16> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.
(7)<F17> As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under equity swap agreements, previously included within dividend income, interest expense on equity swap contracts, and dividends on short positions, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase (reduce) the net investment income ratio for the years ending September 30, 2003, 2002, 2001 and 2000 by (0.12)%, (0.05)%, (0.32)%,
          and 0.26%, respectively, and net investment income per share by $(0.01), $(0.01), $(0.05), and $0.04, respectively. This reclassification also reduced the ratio of interest expense and dividends on short positions for the years ended September 30, 2003, 2002, 2001 and 2000 by 0.33%, 0.05%, 0.02%, and 0.31%, respectively.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2004 (UNAUDITED)

NOTE 1 -- ORGANIZATION

   The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

   Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other listed securities are valued at the last sales price on the exchange on which such securities are primarily traded or, in the case of options, at the last sales price on any exchange. Securities not listed on an exchange, securities for which there are no transactions or options whose last sales price is outside the parameters of the closing bid and asked prices are valued at the average of the closing bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of closing bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. At March 31, 2004, fair-valued long securities represented 0.03% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Short Positions

   The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers for Short Sales

   The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D. Federal Income Taxes

   No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

E. Written Option Accounting

   The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the average of the closing bid and asked prices reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F. Purchased Option Accounting

   The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the average of the closing bid and asked prices reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G. Forward Currency Exchange Contracts

   The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H. Distributions to Shareholders

   Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, constructive sales, straddle loss deferrals, adjustments on equity swaps, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2003. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

I. Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J. Foreign Securities

   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K. Foreign Currency Translations

   The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

L. When-Issued Securities

   The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

M. Reporting of Swap Contracts

   As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under equity swap agreements, previously included within dividend income, interest expense on equity swap contracts, and dividends on short positions, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per-share amounts in the previous years' financial highlights. The previous years' net-investment-income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income by $(1,045,740), $(467,783), $(3,719,964) and $2,045,083 for
the years ended September 30, 2003, 2002, 2001, and 2000, respectively, but had no effect on the Fund's net asset value, either in total or per share. The reclassification of net investment income was offset by an increase (decrease) in net realized gains.

N. Other

   Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $1,348,210 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

   Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions. Prior to its resignation on June 30, 2003, Mercer Allied Company, L.P. served as the Fund's principal underwriter. The Fund has not had a principal underwriter since such date.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED                      YEAR ENDED
                                         MARCH 31, 2004                   SEPTEMBER 30, 2003
                                  ----------------------------       ----------------------------
                                     SHARES          AMOUNT             SHARES          AMOUNT
                                  -----------    -------------       -----------    -------------
      Sold                         52,361,078    $ 799,199,496        50,925,065    $ 724,702,611
      Issued as reinvestment
        of dividends                  198,390        3,013,553           819,393       11,250,262
      Redemption fee                       --           22,025                --               --
      Redeemed                    (14,911,919)    (226,980,819)      (37,670,473)    (527,005,964)
                                  -----------    -------------       -----------    -------------
      Net increase                 37,647,549    $ 575,254,255        14,073,985    $ 208,946,909
                                  -----------    -------------       -----------    -------------
                                  -----------    -------------       -----------    -------------

   Effective March 5, 2004, the Fund closed to new investors.

NOTE 5 -- INVESTMENT TRANSACTIONS

   Purchases and sales of securities for the six months ended March 31, 2004 (excluding short-term investments, options and short positions) aggregated $2,040,909,520 and $1,495,421,651, respectively. There were no purchases or sales of U.S. Government Securities.

   At September 30, 2003, the components of accumulated losses on a tax basis were as follows:

      Cost of Investments                                    $1,159,962,529
                                                             --------------
                                                             --------------
      Gross unrealized appreciation                          $   40,687,057
      Gross unrealized depreciation                             (58,021,595)
                                                             --------------
      Net unrealized depreciation                            $  (17,334,538)
                                                             --------------
                                                             --------------
      Undistributed ordinary income                          $    3,130,135
      Undistributed long-term capital gain                               --
                                                             --------------
      Total distributable earnings                           $    3,130,135
                                                             --------------
                                                             --------------
      Other accumulated losses                               $  (80,601,758)
                                                             --------------
      Total accumulated losses                               $  (77,471,623)
                                                             --------------
                                                             --------------

   The tax components of capital loss carryovers as of September 30, 2003, and tax-basis post-October loss deferrals (recognized for tax purposes on October 1, 2003) are as follows:

              NET CAPITAL         CAPITAL LOSS
                  LOSS             CARRYOVER          POST-OCTOBER
            CARRYOVER*<F18>        EXPIRATION             LOSS
            ---------------       ------------        ------------
              $17,185,725             2010            $36,613,632
              $ 6,619,041             2011
              -----------
              $23,804,766

*<F18> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

   The tax components of dividends paid during the six months ended March 31, 2004 and 2003 were as follows:

                                           2004                2003
                                           ----                ----
   Ordinary Income                      $3,130,756         $11,728,173
   Long-Term Capital Gains              $       --         $        --

NOTE 6 -- OPTION CONTRACTS WRITTEN

   The premium amount and the number of option contracts written during the six months ended March 31, 2004, were as follows:

                                                     PREMIUM        NUMBER OF
                                                     AMOUNT         CONTRACTS
                                                   -----------      ---------
   Options outstanding at September 30, 2003       $19,058,882        89,312
   Options written                                  89,731,766       506,735
   Options closed                                  (21,502,911)     (135,307)
   Options exercised                               (48,963,040)     (224,720)
   Options expired                                  (1,663,117)      (12,421)
                                                   -----------      --------
   Options outstanding at March 31, 2004           $36,661,580       223,599
                                                   -----------      --------
                                                   -----------      --------

NOTE 7 -- DISTRIBUTION PLAN

   The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or qualified institutions with whom the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2004, the Fund incurred $1,549,850 pursuant to the Plan.

   The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 8 -- CREDIT FACILITY

   Custodial Trust Company has made available to the Fund a $230 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding. During the six months ended March 31, 2004 the Fund did not have any borrowings outstanding under the Agreement.

NOTE 9 -- FORWARD CURRENCY EXCHANGE CONTRACTS

   At March 31, 2004, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive currencies at a specified future date. The net unrealized depreciation of $1,282,563 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

 SETTLEMENT             CURRENCY TO               U.S. $ VALUE AT             CURRENCY TO             U.S. $ VALUE AT
    DATE                BE DELIVERED               MARCH 31, 2004             BE RECEIVED              MARCH 31, 2004
 ----------             ------------               --------------             -----------              --------------
  4/15/04        12,507,865 British Pounds          $22,958,025        22,290,782 U.S. Dollars          $22,290,782
  4/30/04         3,102,400 British Pounds            5,685,957         5,524,106 U.S. Dollars            5,524,106
  6/30/04        16,132,600 Canadian Dollars         12,245,238        12,268,141 U.S. Dollars           12,268,141
  6/15/04        13,050,000 Euros                    16,003,840        15,831,985 U.S. Dollars           15,831,985
  4/30/04         1,848,504 Euros                     2,269,370         2,298,430 U.S. Dollars            2,298,430
  6/30/04    32,504,300,000 South Korean Won         28,140,367        27,806,790 U.S. Dollars           27,806,790
                                                    -----------                                         -----------
                                                    $87,302,797                                         $86,020,234
                                                    -----------                                         -----------
                                                    -----------                                         -----------

NOTE 10 -- EQUITY SWAP CONTRACTS

   The Fund has entered into both long and short equity swap contracts with multiple broker/dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 50 to 100 basis points. The Fund may enter into fully-funded long equity swap contracts in order to avoid these interest charges. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 50 to 100 basis points.

   The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

   Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

   Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2004, the Fund had the following open equity swap contracts:

                                                                                 UNREALIZED APPRECIATION
  TERMINATION DATE               SECURITY                       SHARES               (DEPRECIATION)
  ----------------               --------                       ------               --------------
      5/10/04         Air France                               (485,208)               $ (209,649)
      4/08/04         Amersham plc                            6,410,696                 7,687,929
      5/07/04         Koram Bank                              2,936,220                 1,505,644
      4/27/04         Powerwave Technologies, Inc.             (471,700)                 (262,277)
      6/29/04         Sanofi-Synthelabo SA June Call           (250,000)                  384,234
                                                                                       ----------
                                                                                       $9,105,881
                                                                                       ----------
                                                                                       ----------

   For the six months ended March 31, 2004, the Fund realized losses of $1,541,033 upon the termination of equity swap contracts.

                                THE MERGER FUND
                    AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-343-8959 and on the SEC's website at www.sec.gov. Information regarding
                                           -----------
how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov or by calling the toll-free number listed above.
           -----------

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING
AGENT, AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan, III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT AUDITORS
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Merger Fund
                   -------------------------------

     By (Signature and Title) /s/Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date      5-19-04
            -----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F19> /s/Frederick W. Green
                                    -----------------------------
                                    Frederick W. Green, President

     Date      5-19-04
            -----------------------------------------------------

     By (Signature and Title)*<F19> /s/Bonnie Smith
                                    -----------------------------
                                    Bonnie Smith, Treasurer

     Date      5-19-04
            -----------------------------------------------------

*<F19> Print the name and title of each signing officer under his or her signature.